CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities of continuing operations:
Net Loss	$ (340,728)	$ (401,765)	$ (437,635)
Adjustments to reconcile net loss to cash used in operating activities:
Stock based compensation and payment for services	302,002	329,319	365,243
Depreciation and amortization	616	17,978	7,736
Changes in operating assets and liabilities:
Deposits and advances			(4,445)
Accounts payable and accrued expenses	12,509	(4,167)	4,304
Related party payables	37,826	(24,354)	(101,433)
Net cash provided by (used in) operating activities	12,225	(82,989)	(166,230)
Cash flows from investing activities:
Acquisition of property and equipment	(7,109)	(803)	(6,552)
Increase in intangible assets	(2,044)
Net cash provided by (used in) investing activities	(9,153)	(803)	(6,552)
Cash flows from financing activities:
Net proceeds from sale of common stock		5,000	250,100
Net cash provided by (used in) financing activities		5,000	250,100
Effect of exchange rates on cash and cash equivalents		210	507
Net increase (decrease) in cash and cash equivalents	3,072	(78,582)	77,825
Cash and Cash Equivalents, beginning of period		80,353	2,528
Cash and Cash equivalents, end of period	2,528	1,277	80,353
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Acquisition of capital assets in exchange for common stock			130,594
Shares issued in lieu of cash for accounts payable			$ 1,367